Cover	May 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	811-21529
Entity Registrant Name	The Gabelli Global Utility & Income Trust
Entity Central Index Key	0001282957
Entity Tax Identification Number	32-0116828
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	800
Local Phone Number	422-3554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	GLU
Security Exchange Name	NYSEAMER
Series A Cumulative Puttable and Callable Preferred Shares
Title of 12(b) Security	Series A Cumulative Puttable and Callable Preferred Shares
Trading Symbol	GLU Pr A
Security Exchange Name	NYSEAMER
Series B Cumulative Puttable and Callable Preferred Shares
Title of 12(b) Security	Series B Cumulative Puttable and Callable Preferred Shares
Trading Symbol	GLU Pr B
Security Exchange Name	NYSEAMER